Pension and Other Postretirement Benefit Plans (Fair Value of Plan Assets by Category) (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Significant unobservable inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 44,000,000	$ 66,000,000
Fair Value, Measurements, Recurring | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,735,000,000	3,527,000,000
Fair Value, Measurements, Recurring | Pension Benefits | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	281,000,000	24,000,000
Fair Value, Measurements, Recurring | Pension Benefits | U.S. securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	182,000,000	488,000,000
Fair Value, Measurements, Recurring | Pension Benefits | International securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	99,000,000	97,000,000
Fair Value, Measurements, Recurring | Pension Benefits | Corporate bonds and notes, U.S. companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,691,000,000	1,389,000,000
Fair Value, Measurements, Recurring | Pension Benefits | Corporate bonds and notes, international companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	279,000,000	277,000,000
Fair Value, Measurements, Recurring | Pension Benefits | Equity securities, U.S. companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Measurements, Recurring | Pension Benefits | Equity Securities, International Companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	47,000,000	51,000,000
Fair Value, Measurements, Recurring | Pension Benefits | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	108,000,000	128,000,000
Fair Value, Measurements, Recurring | Pension Benefits | Common and Collective Funds, U.S. equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	448,000,000	367,000,000
Fair Value, Measurements, Recurring | Pension Benefits | Common and Collective Funds, International equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	180,000,000	215,000,000
Fair Value, Measurements, Recurring | Pension Benefits | Common and Collective Funds, Short-term investment fund
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	24,000,000	15,000,000
Fair Value, Measurements, Recurring | Pension Benefits | Common and Collective Funds, International debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	208,000,000	251,000,000
Fair Value, Measurements, Recurring | Pension Benefits | Common and Collective Fund of Funds, International equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	53,000,000	59,000,000
Fair Value, Measurements, Recurring | Pension Benefits | Common and Collective Funds, Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	13,000,000	34,000,000
Fair Value, Measurements, Recurring | Pension Benefits | Limited partnerships, U.S. private equity investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	38,000,000	53,000,000
Fair Value, Measurements, Recurring | Pension Benefits | Limited partnerships, diversified fund of funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,000,000	5,000,000
Fair Value, Measurements, Recurring | Pension Benefits | Limited partnerships, emerging growth
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,000,000	8,000,000
Fair Value, Measurements, Recurring | Pension Benefits | All other investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	78,000,000	66,000,000
Fair Value, Measurements, Recurring | Pension Benefits | Quoted prices (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	47,000,000	51,000,000
Fair Value, Measurements, Recurring | Pension Benefits | Quoted prices (Level 1) | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Measurements, Recurring | Pension Benefits | Quoted prices (Level 1) | U.S. securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Measurements, Recurring | Pension Benefits | Quoted prices (Level 1) | International securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Measurements, Recurring | Pension Benefits | Quoted prices (Level 1) | Corporate bonds and notes, U.S. companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Measurements, Recurring | Pension Benefits | Quoted prices (Level 1) | Corporate bonds and notes, international companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Measurements, Recurring | Pension Benefits | Quoted prices (Level 1) | Equity securities, U.S. companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Measurements, Recurring | Pension Benefits | Quoted prices (Level 1) | Equity Securities, International Companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	47,000,000	51,000,000
Fair Value, Measurements, Recurring | Pension Benefits | Quoted prices (Level 1) | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Measurements, Recurring | Pension Benefits | Quoted prices (Level 1) | Limited partnerships, U.S. private equity investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Measurements, Recurring | Pension Benefits | Quoted prices (Level 1) | Limited partnerships, diversified fund of funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Measurements, Recurring | Pension Benefits | Quoted prices (Level 1) | Limited partnerships, emerging growth
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Measurements, Recurring | Pension Benefits | Quoted prices (Level 1) | All other investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Measurements, Recurring | Pension Benefits | Other significant observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,688,000,000	2,437,000,000
Fair Value, Measurements, Recurring | Pension Benefits | Other significant observable inputs (Level 2) | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	281,000,000	24,000,000
Fair Value, Measurements, Recurring | Pension Benefits | Other significant observable inputs (Level 2) | U.S. securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	182,000,000	488,000,000
Fair Value, Measurements, Recurring | Pension Benefits | Other significant observable inputs (Level 2) | International securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	99,000,000	97,000,000
Fair Value, Measurements, Recurring | Pension Benefits | Other significant observable inputs (Level 2) | Corporate bonds and notes, U.S. companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,691,000,000	1,389,000,000
Fair Value, Measurements, Recurring | Pension Benefits | Other significant observable inputs (Level 2) | Corporate bonds and notes, international companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	279,000,000	277,000,000
Fair Value, Measurements, Recurring | Pension Benefits | Other significant observable inputs (Level 2) | Equity securities, U.S. companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Measurements, Recurring | Pension Benefits | Other significant observable inputs (Level 2) | Equity Securities, International Companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Measurements, Recurring | Pension Benefits | Other significant observable inputs (Level 2) | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	108,000,000	128,000,000
Fair Value, Measurements, Recurring | Pension Benefits | Other significant observable inputs (Level 2) | Limited partnerships, U.S. private equity investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Measurements, Recurring | Pension Benefits | Other significant observable inputs (Level 2) | Limited partnerships, diversified fund of funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Measurements, Recurring | Pension Benefits | Other significant observable inputs (Level 2) | Limited partnerships, emerging growth
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Measurements, Recurring | Pension Benefits | Other significant observable inputs (Level 2) | All other investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	48,000,000	34,000,000
Fair Value, Measurements, Recurring | Pension Benefits | Significant unobservable inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	44,000,000	66,000,000
Fair Value, Measurements, Recurring | Pension Benefits | Significant unobservable inputs (Level 3) | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Measurements, Recurring | Pension Benefits | Significant unobservable inputs (Level 3) | U.S. securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Measurements, Recurring | Pension Benefits | Significant unobservable inputs (Level 3) | International securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Measurements, Recurring | Pension Benefits | Significant unobservable inputs (Level 3) | Corporate bonds and notes, U.S. companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Measurements, Recurring | Pension Benefits | Significant unobservable inputs (Level 3) | Corporate bonds and notes, international companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Measurements, Recurring | Pension Benefits | Significant unobservable inputs (Level 3) | Equity securities, U.S. companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Measurements, Recurring | Pension Benefits | Significant unobservable inputs (Level 3) | Equity Securities, International Companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Measurements, Recurring | Pension Benefits | Significant unobservable inputs (Level 3) | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Measurements, Recurring | Pension Benefits | Significant unobservable inputs (Level 3) | Limited partnerships, U.S. private equity investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	38,000,000	53,000,000
Fair Value, Measurements, Recurring | Pension Benefits | Significant unobservable inputs (Level 3) | Limited partnerships, diversified fund of funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,000,000	5,000,000
Fair Value, Measurements, Recurring | Pension Benefits | Significant unobservable inputs (Level 3) | Limited partnerships, emerging growth
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,000,000	8,000,000
Fair Value, Measurements, Recurring | Pension Benefits | Significant unobservable inputs (Level 3) | All other investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Measurements, Recurring | Pension Benefits | Net Asset Value
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	956,000,000	973,000,000
Fair Value, Measurements, Recurring | Pension Benefits | Net Asset Value | Common and Collective Funds, U.S. equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	448,000,000	367,000,000
Fair Value, Measurements, Recurring | Pension Benefits | Net Asset Value | Common and Collective Funds, International equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	180,000,000	215,000,000
Fair Value, Measurements, Recurring | Pension Benefits | Net Asset Value | Common and Collective Funds, Short-term investment fund
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	24,000,000	15,000,000
Fair Value, Measurements, Recurring | Pension Benefits | Net Asset Value | Common and Collective Funds, International debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	208,000,000	251,000,000
Fair Value, Measurements, Recurring | Pension Benefits | Net Asset Value | Common and Collective Fund of Funds, International equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	53,000,000	59,000,000
Fair Value, Measurements, Recurring | Pension Benefits | Net Asset Value | Common and Collective Funds, Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	13,000,000	34,000,000
Fair Value, Measurements, Recurring | Pension Benefits | Net Asset Value | All other investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 30,000,000	$ 32,000,000